Changes in Accounting Policies - Determination of Lease Term Considering Economic Penalty (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure Of Detailed Information About Impact On Consolidated Financial Statements Due to Application of Accounting Policy Explanatory
In relation to the changes in accounting policy, the adjusted amounts recognized in each line item in the consolidated financial statements are as follows:
Consolidated Statements of Financial Position

	December 31, 2019						December 31, 2020
(In millions of Korean won)	Previously reported amount		Adjustment		Adjusted amount		Amount based on previous policy		Adjustment		Amount based on changed policy
Current assets
Prepaid expenses	￦	76,036	￦	(1,026)	￦	75,010	￦	61,930	￦	(2,119)	￦	59,811
Non-current assets
Right-of-use assets		788,497		479,832		1,268,329		585,034		632,145		1,217,179

Current liabilities
Lease liabilities	￦	355,833	￦	36,600	￦	392,433	￦	281,961	￦	63,263	￦	345,224
Non-current liabilities
Lease liabilities		373,307		445,612		818,919		231,884		566,532		798,416

Total liabilities	￦	729,140	￦	482,212	￦	1,211,352	￦	513,845	￦	629,795	￦	1,143,640

Net assets
Retained earnings	￦	11,594,322	￦	(3,406)	￦	11,590,916	￦	12,155,188	￦	232	￦	12,155,420

Total equity	￦	11,594,322	￦	(3,406)	￦	11,590,916	￦	12,155,188	￦	232	￦	12,155,420

Consolidated Statements of Operations

	2019						2020
(In millions of Korean won)	Previously reported amount		Adjustment		Adjusted amount		Amount based on previous policy		Adjustment		Amount based on changed policy
Operating revenue	￦	24,899,189	￦	—	￦	24,899,189	￦	24,434,851	￦	5,796	￦	24,440,647
Operating expenses		23,879,015		(6,796)		23,872,219		23,425,377		(7,063)		23,418,314
Finance income		424,395		—		424,395		498,614		—		498,614
Finance costs		421,931		10,202		432,133		498,161		9,222		507,383
Income tax expense		320,060		—		320,060		285,349		—		285,349
Profit for the year		699,274		(3,406)		695,868		742,619		3,637		746,256
Basic earnings per share		2,648		(14)		2,634		2,843		15		2,858
Diluted earnings per share		2,646		(14)		2,632		2,840		18		2,858